Uncategorized Items
[dei_TradingSymbol]	GAVAX	GAVIX
[imstgavekal_CheckFee]			25.00	25.00
[imstgavekal_WaiverRecoupment]					0.0005	[footnoteimstgavekal_S000030105TheFundsadvisorhasco]	0.0005	[footnoteimstgavekal_S000030105TheFundsadvisorhasco]
[imstgavekal_WireFee]			20.00	20.00
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_AnnualReturn2011]							0.0764
[rr_AnnualReturn2012]							0.1015
[rr_AnnualReturn2013]							0.1904
[rr_BarChartAndPerformanceTableHeading]									Performance
[rr_BarChartClosingTextBlock]

The year-to-date return for the Institutional Class as of September 30, 2014 was 2.17%.

Institutional Class

Highest Calendar Quarter Return at NAV:	9.22%	Quarter Ended 3/31/2013
Lowest Calendar Quarter Return at NAV:	(2.68) %	Quarter Ended 9/30/2011

[rr_BarChartHeading]									Calendar-Year Total Return (before taxes) for Institutional Class Shares For each calendar year at NAV
[rr_BarChartHighestQuarterlyReturn]										0.0922
[rr_BarChartHighestQuarterlyReturnDate]									Mar. 31, 2013
[rr_BarChartLowestQuarterlyReturn]										(0.0268)
[rr_BarChartLowestQuarterlyReturnDate]									Sep. 30, 2011
[rr_BarChartTableTextBlock]
[rr_BarChartYearToDateReturn]										0.0217
[rr_BarChartYearToDateReturnDate]									Sep. 30, 2014
[rr_Component1OtherExpensesOverAssets]					0		0
[rr_Component2OtherExpensesOverAssets]					0.003		0.003
[rr_DistributionAndService12b1FeesOverAssets]					0.0025		0
[rr_ExpenseExampleHeading]									Example
[rr_ExpenseExampleNarrativeTextBlock]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]			153	127
[rr_ExpenseExampleYear03]			464	386
[rr_ExpenseExampleYear05]			797	664
[rr_ExpenseExampleYear10]			1,740	1,459
[rr_ExpenseHeading]									Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]									This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
[rr_ExpensesOverAssets]					0.0145		0.012
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]									2015-12-31
[rr_HighestQuarterlyReturnLabel]									Highest Calendar Quarter Return at NAV:
[rr_LowestQuarterlyReturnLabel]									Lowest Calendar Quarter Return at NAV:
[rr_ManagementFeesOverAssets]					0.009		0.009
[rr_MaximumDeferredSalesChargeOverOfferingPrice]					0		0
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]					0		0
[rr_NetExpensesOverAssets]					0.015		0.0125
[rr_ObjectiveHeading]									Investment Objectives
[rr_ObjectivePrimaryTextBlock]									The investment objectives of the GaveKal Knowledge Leaders Fund (the “Fund”) are to seek long-term growth of capital and to exceed the performance of the MSCI World Index.
[rr_OperatingExpensesCaption]									Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesOverAssets]					0.003		0.003
[rr_PerformanceAvailabilityPhone]									1-888-998-9890
[rr_PerformanceAvailabilityWebSiteAddress]									www.gavekalfunds.com
[rr_PerformanceInformationIllustratesVariabilityOfReturns]									The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
[rr_PerformanceNarrativeTextBlock]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.gavekalfunds.com, or by calling the Fund at 1-888-998-9890. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

[rr_PerformancePastDoesNotIndicateFuture]									The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
[rr_PerformanceTableHeading]									Average Annual Total Returns for period ended of December 31, 2013
[rr_PerformanceTableNotRelevantToTaxDeferred]									After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[rr_PerformanceTableOneClassOfAfterTaxShown]									After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.
[rr_PerformanceTableTextBlock]
[rr_PerformanceTableUsesHighestFederalRate]									After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
[rr_PortfolioTurnoverHeading]									Portfolio Turnover
[rr_PortfolioTurnoverRate]										0.66
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

[rr_RedemptionFeeOverRedemption]					(0.02)		(0.02)
[rr_RiskHeading]									Principal Risks of Investing
[rr_RiskLoseMoney]									Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
[rr_RiskNarrativeTextBlock]

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market Risk: The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk: The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Currency Risk: The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Market Risk: Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Small-Cap and Mid-Cap Company Risk: The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Large-Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

ETF Risk: Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Management and Strategy Risk: The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

[rr_RiskReturnHeading]									SUMMARY SECTION
[rr_ShareholderFeeOther]			15.00	15.00
[rr_ShareholderFeesCaption]									Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]									Principal Investment Strategies
[rr_StrategyNarrativeTextBlock]

Under normal market conditions, the Fund invests primarily in common stock of companies of any size located throughout the world, including the United States. The Fund invests primarily in companies that the Fund’s advisor consisders to be “knowledge leaders.” The Fund’s advisor considers “knowledge leaders” to be companies that incorporate knowledge components, or intellectual property, into their products and services, unlike companies that simply produce commodities or other raw materials. Examples of knowledge leaders include companies that focus on knowledge-based elements such as research and development, design, marketing, distribution and services. Such companies are largely service-based and advanced manufacturing businesses and often operate globally. In selecting knowledge leaders for investment, the Fund’s advisor focuses on companies with histories of demonstrating superior operating results through application of their knowledge capabilities and strong unit volume growth. The Fund may invest in stocks of companies in all industry groups and geographic locations. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. The Fund may also have limited exposure to emerging markets (typically no more than 20% of the Fund’s total assets). The Fund also may invest in exchange-traded funds (“ETFs”). ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges.

The Fund invests primarily in companies included in the MSCI World Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of the date of this Prospectus, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The Fund advisor’s investment process is a blend of: 1) a fundamental stock selection model, 2) a technical analysis methodology, and 3) top-down macroeconomic models. The advisor employs a proprietary process to measure issuers’ corporate profitability, financial strength and growth potential by accounting for corporate intangible investments (e.g., research and development). The advisor also employs proprietary macroeconomic models that relate economic activity and global asset values to corporate operating performance. Finally, the advisor uses a proprietary technical analysis methodology it has developed to measure relative price trends. Based on the advisor’s fundamental, technical and macroeconomic analysis, it assembles a portfolio of equities that it feels offers the best opportunity for capital appreciation. The Fund advisor's sell discipline seeks to limit downside volatility and includes consideration of the following factors: 1) price momentum, 2) earnings momentum, 3) currency level for foreign companies, 4) valuation and 5) macroeconomic factors.

[rr_YearToDateReturnLabel]									year-to-date return